Debt - Estimated Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 44,558
2024	42,552
2025	91,004
2026	197,056
2027	351,242
Total	726,412
Secured Debt | Centuri secured revolving credit facility
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	81,955
2027	0
Total	81,955
Secured Debt | Centuri secured term loan facility
Debt Instrument [Line Items]
2023	14,313
2024	11,450
2025	11,450
2026	11,450
2027	11,450
Total	60,113
Other debt obligations
Debt Instrument [Line Items]
2023	30,245
2024	31,102
2025	29,554
2026	28,651
2027	7,292
Total	126,844
Southwest Gas Corporation
Debt Instrument [Line Items]
2023	0
2024	0
2025	50,000
2026	75,000
2027	332,500
Total	457,500
Southwest Gas Corporation | Debentures
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	75,000
2027	332,500
Total	407,500
Southwest Gas Corporation | Revolving credit facility and commercial paper
Debt Instrument [Line Items]
2023	0
2024	0
2025	50,000
2026	0
2027	0
Total	$ 50,000